INCOME TAX AND SOCIAL CONTRIBUTION- Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Advances/IRPJ and CSLL Negative Balance	R$ 1,749,225	R$ 1,487,777
Current Income Tax	1,096,658	517,931
Current Social Contribution	391,246	329,655
IRPJ Negative Balance	192,149	538,490
Negative Balance Social Contribution on Net Income	69,172	101,701
Total	1,749,225	1,487,777
Current liabilities
Current Income Tax		35
Current Social Contribution		19,589
Total		19,624
Non-current assets
Deferred IRPJ and CSLL	3,541,162	1,500,987
Non-Current assets	3,541,162	1,500,987
Non-current liabilities
Deferred IRPJ and CSLL	6,294,347	7,244,737
Non-current liabilities	2,753,185	5,743,750
Deferred tax assets	11,015,908	8,948,546
Income Tax - IR
Non-current assets
Non-Current assets	2,605,645	1,105,148
Non-current liabilities
Deferred IRPJ and CSLL	4,282,233	5,602,584
Social Contribution
Non-current assets
Non-Current assets	935,517	395,839
Non-current liabilities
Deferred IRPJ and CSLL	R$ 2,012,114	R$ 1,642,153